Income Tax (Details) - Schedule of Effective Tax Rate		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions		(13.32%)	(36.00%)	(18.26%)
Effect of PRC preferential tax rate		(3.39%)	8.72%	4.56%
Effect of research and development expenses deduction and others		9.97%	25.50%	33.20%
Non-deductible expenses		0.06%
Temporary differences	[1]	(4.77%)	0.79%	4.88%
Change in valuation allowance		(18.31%)	(23.23%)	(44.47%)
Effective tax rate		(4.76%)	0.78%	4.91%

[1]	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.